Pension and Postretirement Expense Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Pension and Postretirement Expense [Abstract]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$281	$564	$278	$470	$9	$11	$12	$12
Service cost	3	16	3	14	—	—	—	—
Interest cost	10	12	11	17	—	1	1	1
Actuarial (gains) losses	(20)	(31)	33	142	—	(1)	(3)	1
Foreign currency exchange rate changes	—	(61)	—	(68)	—	(2)	—	(1)
Benefits paid	(22)	(9)	(17)	(10)	(1)	—	(1)	(1)
Plan amendments	—	—	—	(2)	(1)	—	—	(1)
Expenses paid from assets	(3)	—	—	—	—	—	—	—
Plan settlements	—	—	(27)	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Benefit obligation at end of year	$249	$492	$281	$564	$7	$9	$9	$11
Change in Plan Assets
Fair value of plan assets at beginning of year	$230	$351	$240	$299	$—	$—	$—	$1
Actual return on plan assets	(4)	(4)	17	83	—	—	—	—
Foreign currency exchange rate changes	—	(37)	—	(45)	—	—	—	—
Employer contributions	9	14	13	23	1	—	1	—
Benefits paid	(22)	(9)	(17)	(10)	(1)	—	(1)	(1)
Expenses paid from assets	(3)	—	—	—	—	—	—	—
Plan settlements	—	—	(23)	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Fair value of plan assets at end of year	210	316	230	351	—	—	—	—
Funded status of the plan at end of year	$(39)	$(176)	$(51)	$(213)	$(7)	$(9)	$(9)	$(11)

Amounts Recognized in the Consolidated Balance Sheet, Accumulated Other Comprehensive Income and Other [Table Text Block]

	Pension Benefits				Non-Pension Postretirement Benefits
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Other current liabilities	$(1)	$(5)	$(1)	$(5)	$(1)	$—	$—	$—
Long-term pension and post employment benefit obligations	(38)	(171)	(50)	(208)	(6)	(9)	(9)	(11)
Accumulated other comprehensive loss (income)	1	(4)	2	(4)	(3)	2	(3)	1
Net amounts recognized	$(38)	$(180)	$(49)	$(217)	$(10)	$(7)	$(12)	$(10)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net prior service cost (benefit)	$1	$(5)	$2	$(5)	$(1)	$3	$—	$2
Deferred income taxes	—	1	—	1	(2)	(1)	(3)	(1)
Net amounts recognized	$1	$(4)	$2	$(4)	$(3)	$2	$(3)	$1
Accumulated benefit obligation	$249	$458	$281	$518
Accumulated benefit obligation for funded plans	247	308	279	342
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$249	$167	$281	$215
Aggregate accumulated benefit obligation	249	158	281	201
Aggregate fair value of plan assets	210	8	230	23
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$249	$492	$281	$563
Aggregate fair value of plan assets	210	316	230	351

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Following are the components of net pension and postretirement (benefit) expense recognized for the years ended December 31, 2015, 2014 and 2013:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Service cost	$3	$3	$3	$16	$14	$14
Interest cost on projected benefit obligation	10	11	10	12	17	18
Expected return on assets	(15)	(17)	(16)	(13)	(15)	(14)
Amortization of prior service cost	—	—	—	—	—	1
Unrealized actuarial loss (gain)	—	29	(27)	(16)	80	(41)
Net (benefit) expense	$(2)	$26	$(30)	$(1)	$96	$(22)

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Service cost	$—	$—	$—	$—	$—	$1
Interest cost on projected benefit obligation	—	1	—	1	1	1
Amortization of prior service benefit	—	—	(1)	—	—	—
Unrealized actuarial (gain) loss	—	(4)	(2)	(1)	2	(3)
Net (benefit) expense	$—	$(3)	$(3)	$—	$3	$(1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following amounts were recognized in “Accumulated other comprehensive loss” during the year ended December 31, 2015:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service (benefit) cost from plan amendments	$(1)	$—	$(1)	$1	$(2)	$1
Deferred income taxes	—	—	1	—	1	—
(Gain) loss recognized in accumulated other comprehensive loss, net of tax	$(1)	$—	$—	$1	$(1)	$1

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]	The amounts in “Accumulated other comprehensive loss” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are less than $1.
Weighted Average Rates Used to Determine the Benefit Obligations [Table Text Block]
The weighted average rates used to determine the benefit obligations were as follows at December 31, 2015 and 2014:

	Pension Benefits				Non-Pension Postretirement Benefits
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.1%	2.3%	3.7%	2.2%	3.4%	5.5%	3.4%	6.1%
Rate of increase in future compensation levels	—	2.4%	—	3.0%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.0%	6.2%	7.5%	6.3%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2029	2030	2029	2030

Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit [Table Text Block]
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31, 2015, 2014 and 2013:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.7%	4.4%	3.5%	2.2%	3.6%	3.5%
Rate of increase in future compensation levels	—	—	—	3.0%	3.0%	3.0%
Expected long-term rate of return on plan assets	7.0%	7.3%	8.0%	3.8%	4.8%	4.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.4%	4.2%	3.3%	6.1%	7.2%	4.3%

Schedule of Allocation of Plan Assets [Table Text Block]

	Actual		Target 2016
	2015	2014
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	32%	29%	36%
Debt securities	55%	59%	54%
Cash, short-term investments and other	13%	12%	10%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	21%	19%	21%
Debt securities	77%	79%	79%
Cash, short-term investments and other	2%	2%	—%
Total	100%	100%	100%

Schedule of Fair Value of U.S. Pension Plan Investments [Table Text Block]
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	Fair Value Measurements Using
	2015				2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds (1)	$—	$38	$—	$38	$—	$36	$—	$36
Small/mid cap equity funds (1)	—	5	—	5	—	6	—	6
International equity funds (1)	—	25	—	25	—	27	—	27
Fixed income securities (1)	—	114	—	114	—	133	—	133
Cash equivalents (2)	—	3	—	3	—	2	—	2
	$—	$185	$—	$185	$—	$204	$—	$204
Investments measured at fair value using net asset value as a practical expedient:
Other funds (3)				$25				$26
Total				$210				$230

Schedule of Fair Value of non-U.S. Pension Plan Investments [Table Text Block]
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	Fair Value Measurements Using
	2015				2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Pooled insurance products with fixed income guarantee (1)	—	8	—	8	—	8	—	8
	$—	$8	$—	$8	$—	$8	$—	$8
Investments measured at fair value using net asset value as a practical expedient:
Other international equity funds (3)				$65				$68
Other fixed income securities (3)				243				275
Total				$316				$351

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future plan benefit payments as of December 31, 2015 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2016	$21	$10	$1	$—
2017	20	11	1	—
2018	20	11	1	—
2019	19	12	1	—
2020	18	14	1	—
2021-2025	81	90	2	3